Risk Management and Financial Instruments - Schedule of Sensitivity Analysis Fair Value Asset and Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 1,090,772	$ 1,363,555
Fair value (Asset)	1,150,685	1,612,732
Fair value (Liability)	(1,285,134)	(1,539,000)
Fair value	(134,449)	73,732
Swap contract [member] | CDI [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		181,769
Fair value (Asset)		189,067
Fair value (Liability)		(189,571)
Fair value		(504)
Swap contract [member] | IPCA [Member] | 2024 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		111,031
Fair value (Asset)		142,472
Fair value (Liability)		(111,625)
Fair value		30,847
Swap contract [member] | IPCA [Member] | 2027 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	158,004	79,937
Fair value (Asset)	162,453	94,520
Fair value (Liability)	(171,479)	(85,402)
Fair value	(9,026)	9,118
Swap contract [member] | IPCA [Member] | 2028 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		91,298
Fair value (Asset)		108,777
Fair value (Liability)		(100,034)
Fair value		8,743
Swap contract [member] | IPCA [Member] | 2030 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		289,179
Fair value (Asset)		350,639
Fair value (Liability)		(328,591)
Fair value		22,048
Swap contract [member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	189,071	288,874
Fair value (Asset)	212,403	333,981
Fair value (Liability)	(224,840)	(326,029)
Fair value	(12,437)	7,952
Swap contract [member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	183,123	87,821
Fair value (Asset)	192,464	103,620
Fair value (Liability)	(216,650)	(105,459)
Fair value	(24,186)	(1,839)
Swap contract [member] | IPCA [Member] | 2034 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	127,416
Fair value (Asset)	124,373
Fair value (Liability)	(135,650)
Fair value	(11,277)
Swap contract [member] | IPCA [Member] | 2036 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		18,824
Fair value (Asset)		23,487
Fair value (Liability)		(24,650)
Fair value		(1,163)
Swap contract [member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	189,239	214,822
Fair value (Asset)	215,192	266,169
Fair value (Liability)	(263,254)	(267,639)
Fair value	(48,062)	(1,470)
Swap contract [member] | IPCA [Member] | 2038 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	142,320
Fair value (Asset)	143,557
Fair value (Liability)	(159,263)
Fair value	(15,706)
Swap contract [member] | IPCA [Member] | 2039 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	20,854
Fair value (Asset)	20,363
Fair value (Liability)	(21,830)
Fair value	(1,467)
Swap contract [member] | IPCA [Member] | 2044 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	80,745
Fair value (Asset)	79,880
Fair value (Liability)	(92,168)
Fair value	$ (12,288)